Related Party Transaction (Balances and Transaction with Related Parties) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	$ 1,449
Amounts due to related parties - current	164
Chairman And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	1,449
Amounts due to related parties - current	164
Rental expense	$ 722